Cover	Aug. 23, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 23, 2024
Entity File Number	001-40094
Entity Registrant Name	SLAM CORP.
Entity Central Index Key	0001838162
Entity Tax Identification Number	98-1211848
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	55 Hudson Yards, 47th Floor
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	646
Local Phone Number	762-8580
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-fourth of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-fourth of one redeemable warrant
Trading Symbol	SLAMU
Security Exchange Name	NASDAQ
Class A Ordinary Shares included as part of the units
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	SLAM
Security Exchange Name	NASDAQ
Redeemable Warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	SLAMW
Security Exchange Name	NASDAQ